                       [CLIFFORD CHANCE US LLP LETTERHEAD]

May 30, 2008

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:  Morgan Stanley Series Funds (the "Trust")
     Securities Act File No. 333-143505
     Post-Effective Amendment No. 5
     Investment Company Act File No. 811-22075
     Amendment No. 6
     ---------------

Dear Sir or Madam:

Attached herewith for filing is Post-Effective Amendment No. 5 to the Trust's
Registration Statement on Form N-1A (the "Amendment") that we anticipate going effective on May 30, 2008. The purpose of this filing is to register the Class W shares of common stock of the Morgan Stanley Commodities Alpha Fund, a portfolio of the Trust. In connection with the filing of Post-Effective Amendment No. 5 to this Trust's Registration Statement on Form N-1A, we hereby represent, pursuant to Rule 485(b), that the said Post-Effective Amendment No. 5 filed pursuant to
Rule 485(b) under the Securities Act of 1933 does not contain any disclosures which would render it ineligible to become effective pursuant to said Rule
485(b).

Should you have any questions regarding the Amendment or the foregoing matters, please do not hesitate to contact Stuart M. Strauss at (212) 878-4931 or Debra
Rubano at (212) 296-6993.

                                     Very truly yours,

                                     /s/ Stuart M. Strauss
                                     -------------------------------------------
                                     Stuart M. Strauss